Cash Flow Information - Summary of Reconciliation of Liabilities Arising from Financing Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at the beginning of year	$ 21,819,574	$ 17,760,547	$ 10,884,471
Balance at the end of year	19,070,659	21,819,574	17,760,547
Cash flows
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Increase	2,563,019	2,145,603	455,497
Decrease	(5,534,095)	(2,054,727)	(2,333,780)
Non-cash flows
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Change in other payables (including related party	(1,799,572)
Write off other receivables from related parties		(16,529)
Additions from acquisition			9,502,006
Payments from trust funds	1,702,829	527,382	(1,058,899)
Changes in lease payments/ loan installments	(47,739)	5,214,615	133,954
Fair value changes	76,212	259,418	169,902
Converted into share capital converted		(1,866,666)
Foreign exchange movement and others	279,404	(213,134)	(7,776)
Others	11,027	63,065	15,172
Long-term Borrowings Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at the beginning of year	1,133,887	861,078	1,196,652
Balance at the end of year	835,043	1,133,887	861,078
Long-term Borrowings Liabilities | Cash flows
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Increase		1,186,709
Decrease	(349,698)	(831,391)	(335,574)
Long-term Borrowings Liabilities | Non-cash flows
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Foreign exchange movement and others	50,854	(82,509)
Other Payables (Installment Payables)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at the beginning of year	102,292
Balance at the end of year	90,639	102,292
Other Payables (Installment Payables) | Cash flows
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Decrease	(16,129)	(13,865)
Other Payables (Installment Payables) | Non-cash flows
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in lease payments/ loan installments		118,038
Foreign exchange movement and others	4,476	(1,881)
Other Payables from Related Parties
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at the beginning of year	1,713,058	1,946,065	2,174,161
Balance at the end of year	2,463,005	1,713,058	1,946,065
Other Payables from Related Parties | Cash flows
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Decrease	(122,951)	(216,478)	(228,096)
Other Payables from Related Parties | Non-cash flows
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Change in other payables (including related party	826,640
Write off other receivables from related parties		(16,529)
Others	46,258
Guarantee Deposits Received
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at the beginning of year	72,768	50,458	4,378
Balance at the end of year	69,171	72,768	50,458
Guarantee Deposits Received | Cash flows
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Increase	13,019	35,801	25,497
Decrease	(19,765)	(9,557)	(10,752)
Guarantee Deposits Received | Non-cash flows
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions from acquisition			31,298
Foreign exchange movement and others	3,149	(3,934)	37
Other Current Liabilities - Receipts Under Custody
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at the beginning of year	11,854,693	10,404,218	2,828,189
Balance at the end of year	11,705,838	11,854,693	10,404,218
Other Current Liabilities - Receipts Under Custody | Cash flows
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Increase		923,093
Decrease	(1,851,684)		(696,133)
Other Current Liabilities - Receipts Under Custody | Non-cash flows
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions from acquisition			9,331,061
Payments from trust funds	1,702,829	527,382	(1,058,899)
Preference Share Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at the beginning of year	1,976,365	2,067,326	2,025,945
Balance at the end of year		1,976,365	2,067,326
Preference Share Liabilities | Cash flows
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Decrease	(1,930,240)	(101,592)
Preference Share Liabilities | Non-cash flows
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Fair value changes			26,209
Others	(46,125)	10,631	15,172
Non-current Financial Liabilities at Fair Value Through Profit or Loss
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at the beginning of year		1,707,248	1,433,555
Balance at the end of year			1,707,248
Non-current Financial Liabilities at Fair Value Through Profit or Loss | Cash flows
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Increase	2,550,000		430,000
Decrease		(100,000)	(300,000)
Non-current Financial Liabilities at Fair Value Through Profit or Loss | Non-cash flows
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Change in other payables (including related party	(2,626,212)
Fair value changes	76,212	259,418	143,693
Converted into share capital converted		(1,866,666)
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at the beginning of year	4,966,511	724,154	1,221,591
Foreign exchange movement and others	220,925	(124,810)
Others	184,080	5,024,201
Balance at the end of year	3,906,963	4,966,511	724,154
Lease Liabilities | Cash flows
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Decrease	(1,243,628)	(781,844)	(763,225)
Lease Liabilities | Non-cash flows
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions from acquisition			139,647
Changes in lease payments/ loan installments	(47,739)	5,096,577	133,954
Foreign exchange movement and others	220,925	(124,810)	$ (7,813)
Others	$ 10,894	$ 52,434